Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2021